Note 4 - Acquisitions (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Aggregate
Acquisitions

Accounts receivable	$11,478
Other current assets	11,764
Non-current assets	7,848
Accounts payable	(3,877)
Accrued liabilities	(3,305)
Other current liabilities	(7,114)
Non-current liabilities	(3,804)
Deferred tax liabilities	(2,008)
Redeemable non-controlling interest	(18,262)
$(7,280)

Cash consideration, net of cash acquired of $8,318	$51,994
Acquisition date fair value of contingent consideration	8,933
Total purchase consideration	$60,927

Acquired intangible assets	$28,201
Goodwill	$40,006
Aggregate
Acquisitions

Accounts receivable	$45,619
Other current assets	5,988
Non-current assets	11,260
Accounts payable	(12,030)
Accrued liabilities	(8,886)
Other current liabilities	(12,343)
Non-current liabilities	(1,177)
Deferred tax liabilities	(2,974)
Redeemable non-controlling interest	(18,986)
$6,471

Cash consideration, net of cash acquired of $11,302	$163,221
Acquisition date fair value of contingent consideration	22,537
Total purchase consideration	$185,758

Acquired intangible assets	$42,693
Goodwill	$136,594

Business Acquisition, Pro Forma Information [Table Text Block]
	Revenues	Net earnings

Actual from acquired entities for 2022	$26,826	$1,261
Supplemental pro forma for 2022 (unaudited)	3,842,946	153,075
Supplemental pro forma for 2021 (unaudited)	3,534,790	181,439